LONG-TERM INVESTMENTS	12 Months Ended
Feb. 28, 2022
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

10.         LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of	As of
	February 28,	February 28,
	2021	2022

Equity securities with readily determinable fair values
BabyTree Inc. (“BabyTree”) (1)	23,467	14,606
Other investments	—	2,117

Equity securities without readily determinable fair values
Xiamen Meiyou Information and Technology Co., Ltd. (“Xiamen Meiyou”) (2)	50,832	52,158
Other investments (3)	91,145	52,126

Equity method investments
Long-term investment in third-party technology companies (4)	100,018	79,700

Fair value option investment
Long-term investment in a third-party technology company	7,661	316
Other investments(5)	—	17,419

Available-for-sale investments
Changing Education Inc. (“Changing”) (6)	148,955	—
Ximalaya Inc. (“Ximalaya”) (7)	59,326	59,326
Other investments (8)	153,507	74,708

Held-to-maturity investments (9)	32,725	62,011

Total	$667,636	$414,487

(1)	In January 2014, the Group acquired minority equity interests in BabyTree by purchasing its Series E convertible redeemable preferred shares with a total cash consideration of $23,475. BabyTree is an online parenting community and an online retailer of maternity and kids products.

On November 27, 2018, BabyTree was listed on the Hong Kong Stock Exchange and its preferred shares were converted to ordinary shares upon the completion of the listing. The investment was then reclassified from available-for-sale investment to equity security with readily determinable fair value upon the listing.

In fiscal year 2020, 2021 and 2022, the stock price of BabyTree declined, and accordingly the Group recognized loss of $105,447, $3,229 and $8,887, respectively, due to the fair value change.

10.          LONG-TERM INVESTMENTS – continued

(2)	In December 2018, the Group acquired 15.32% equity interest in Xiamen Meiyou, an internet company focusing on providing services to female clients. In June 2019, the investment was reclassified from equity method to equity investment without readily determinable fair value as the Group lost the ability to exercise significant influence due to the restructured capital of Xiamen Meiyou.
(3)	The Group holds equity interests in certain third-party private companies through investments in their common shares or in-substance common shares, which were accounted for using the cost method prior to the adoption of ASC 321. After the adoption of ASC 321, the Group accounted for these equity investments using the measurement alternative when equity method is not applicable and there is no readily determinable fair value for the investments. The Group recorded $3,444, $3,063 and $46,581 impairment loss on these investments during the fiscal years ended February 29, 2020, February 28, 2021 and 2022, respectively, due to unsatisfied financial performance of the investees with no obvious upturn or potential financial solutions in the foreseeable future. For equity securities without readily determinable fair value that qualify for the practical expedient to estimate fair value using net asset value per share, the Group estimates the fair value using net asset value per share and recorded fair value gain of $1,165, $7,588 and $6,339 to the consolidated statements of operations for the years ended February 29, 2020, February 28, 2021 and 2022, respectively.
(4)	The Group holds minority equity interests in several third-party private companies through investments in their common shares or in-substance common shares. Majority of the long-term investments are companies which engage in online education services. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees.

The Group recorded $17,198, $11,471 and $24,484 impairment loss for its equity method investments during the fiscal years ended February 29, 2020, February 28, 2021 and 2022, respectively.

(5)	The Group purchased wealth management products from financial institutions in China and classified them as fair value option investments. The Group measures these products with their fair value using directly or indirectly observable inputs in the market place.
(6)	In fiscal year 2016 through 2021, the Group acquired Series B+, Series C, Series D, Series E convertible redeemable preferred shares and convertible bond of Changing which operates a customer-to-customer mobile tutoring platform and provides tutoring services in China. The Group accounted for the investment as available-for-sale investments since the investee’s preferred shares held are determined to be debt securities. The Group fully impaired the investment during the fiscal year ended February 28, 2022 due to the cessation of substantial all of the business operations of the investee.
(7)	In fiscal year 2017 and 2020, the Group completed two transactions with Ximalaya, a professional audio sharing platform, to acquire its Series C+ and E-2 convertible redeemable preferred shares. As of February 28, 2022, the Group held 1.62% equity interest of Ximalaya, and accounted for the investment as available-for-sale investments since the investee’s preferred shares held are determined to be debt securities.
(8)	The Group acquired minority equity interest in several third-party private companies, the majority of which are engaged in online platform or online education services. The Group holds minority equity interests of these companies through purchasing their convertible redeemable preferred shares. The Group accounted for these investments as available-for-sale investments since the investee’s preferred shares held are determined to be debt securities. The Group recorded $2,137, $10,029 and $67,189 impairment loss during the years ended February 29, 2020, February 28, 2021 and 2022, respectively, due to unsatisfied financial performance of the investees with no obvious upturn or potential financial solutions in the foreseeable future.

10.         LONG-TERM INVESTMENTS – continued

(9)	The Group purchased wealth management products from financial institutions in China and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The original maturities of these financial products were two years and recorded at amortized cost. The Group estimated that their fair value approximates their carrying amount.